Business Combination, Significant Transaction and Sale of Business (Details 15) - Alius Group Inc [Member] $ in Thousands	Jan. 18, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net liabilities excluding cash acquired	$ (4)
Intangible assets	2,986
Deferred taxes	(806)
Goodwill	14,190
Total assets acquired net of acquired cash	$ 16,366